Segmentation of key figures (Tables)	6 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
Disclosure of operating segments
Three months ended June 30, 2021 and 2020

	Surgical		Vision Care		Company
	Three months ended June 30		Three months ended June 30		Three months ended June 30
($ millions)	2021	2020	2021	2020	2021	2020
Net sales to third parties	1,206	602	888	596	2,094	1,198
Other revenues	—	—	16	16	16	16
Net sales and other revenue	1,206	602	904	612	2,110	1,214
Segment contribution	327	(28)	146	22	473	(6)
Amortization of intangible assets					(143)	(273)
Impairment charges on intangible assets					—	(41)
General & administration (corporate)					(69)	(62)
Separation costs					(6)	(62)
Transformation costs					(15)	(13)
Fair value adjustments of contingent consideration liabilities					—	(4)
Other					(11)	(5)
Operating income/(loss)					229	(466)
Interest expense					(30)	(30)
Other financial income & expense					(8)	(6)
Income/(loss) before taxes					191	(502)
Six months ended June 30, 2021 and 2020

	Surgical		Vision Care		Company
	Six months ended June 30		Six months ended June 30		Six months ended June 30
($ millions)	2021	2020	2021	2020	2021	2020
Net sales to third parties	2,283	1,586	1,721	1,434	4,004	3,020
Other revenues	—	—	36	35	36	35
Net sales and other revenue	2,283	1,586	1,757	1,469	4,040	3,055
Segment contribution	602	180	292	188	894	368
Amortization of intangible assets					(283)	(545)
Impairment charges on intangible assets					(45)	(57)
General & administration (corporate)					(126)	(115)
Separation costs					(16)	(133)
Transformation costs					(26)	(20)
Fair value adjustments of contingent consideration liabilities					—	40
Past service costs for post-employment benefit plan amendments					2	—
Other					(22)	(32)
Operating income/(loss)					378	(494)
Interest expense					(61)	(61)
Other financial income & expense					(17)	(16)
Income/(loss) before taxes					300	(571)

Disclosure of products and services	Net sales by segment

	Three months ended June 30		Six months ended June 30
($ millions)	2021	2020	2021	2020
Surgical
Implantables	387	176	731	486
Consumables	620	320	1,155	839
Equipment/other	199	106	397	261
Total Surgical	1,206	602	2,283	1,586
Vision Care
Contact lenses	535	329	1,044	831
Ocular health	353	267	677	603
Total Vision Care	888	596	1,721	1,434
Net sales to third parties	2,094	1,198	4,004	3,020

Disclosure of geographical areas
Net sales by region(1)

	Three months ended June 30				Six months ended June 30
($ millions unless indicated otherwise)	2021		2020		2021		2020
United States	958	46%	493	41%	1,793	45%	1,285	43%
International	1,136	54%	705	59%	2,211	55%	1,735	57%
Net sales to third parties	2,094	100%	1,198	100%	4,004	100%	3,020	100%
(1) Net sales to third parties by location of third-party customer.